Significant Accounting Policies (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Purchase of aggregate		14,437,500
Sale of ordinary shares	14,375,000
Federal depository insurance company coverage	$ 250,000,000